EQUITY - Disclosure of changes in issued and outstanding share capital (Details)	6 Months Ended
Jun. 30, 2025 shares
Disclosure of classes of share capital [abstract]
Beginning Balance	3,085,452
Common shares issued upon pre-funded warrants exercised (Note 3C)	152,701
Common shares issued upon debentures converted (Note 3D)	625,461
Common shares issued as consideration upon acquisition of non-controlling interest (Note 3E)	128,818
Common shares issued upon debt settlement (Note 3F)	52,380
Ending Balance	4,044,812